Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents:
Cash and cash equivalents:	$ 2,584,635	$ 2,690,768
Short-term investments:
Bank time deposits	616,500	268,233
Wealth management products	24,535	212,195
Subtotal	641,035	480,428
Total cash, cash equivalents and short-term investments	$ 3,225,670	$ 3,171,196